Consolidated Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash	$ 283,878	$ 132,487
Accounts receivable, net	23,170	34,767
Inventory, net	225,719	158,053
Prepaid expenses and other current assets	231,212	287,063
TOTAL CURRENT ASSETS	763,979	612,370
Property and equipment, net	23,130	27,296
Intangible assets, net	3,011,798	2,994,000
Long term deposits	23,675	23,065
Operating lease right-of-use assets, net	112,222	142,801
Goodwill	467,409	467,409
TOTAL ASSETS	4,402,213	4,266,941
CURRENT LIABILITIES:
Accounts payable and accrued expenses	3,131,037	3,396,543
Notes payable	1,353,247	446,246
Convertible debentures, net of discount	1,056,348	482,885
Operating lease liabilities - current	106,614	119,065
Deferred revenues	52,866	39,170
Derivative liability	0	2,717,633
TOTAL CURRENT LIABILITIES	5,709,834	7,415,791
Operating lease liabilities – non-current	2,416	23,068
TOTAL LIABILITIES	5,712,250	7,438,859
COMMITMENTS AND CONTINGENCIES (Note 11)
STOCKHOLDERS' DEFICIT
Common stock - $0.001 par value; 400,000,000 and 200,000,000 shares authorized as of June 30, 2023 and December 31, 2022, respectively; 96,317,252 and 53,442,147 shares issued and outstanding as of June 30, 2023 and December 31, 2022, respectively	96,319	53,442
Additional paid in capital	23,728,202	19,391,400
Accumulated other comprehensive loss	(237,668)	(247,760)
Accumulated deficit	(24,154,890)	(21,631,241)
Stemtech Corporation stockholders’ deficit	(568,037)	(2,434,159)
Non-controlling interest in subsidiaries	(742,000)	(737,759)
TOTAL STOCKHOLDERS’ DEFICIT	(1,310,037)	(3,171,918)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 4,402,213	$ 4,266,941